Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Entity Interactive Data Current	Yes
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	Bitfarms Ltd. (the “Registrant”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 40-F for the fiscal year ended December 31, 2023 (the “Original Filing”), as originally filed with the Securities and Exchange Commission (the “SEC”) on March 7, 2024, to respond to a comment letter received from the SEC in connection with its review of the Original Filing and correct a material error in its audited consolidated financial statements as at and for the years ended December 31, 2023 and 2022. In connection therewith, the Company is filing restated audited consolidated financial statements of the Registrant as of and for the years ended December 31, 2023 and 2022 (the “Restated Financial Statements”), including the Report of Independent Registered Public Accounting Firm with respect thereto. In addition, the Registrant is including in this Amendment No. 1 its restated Management’s Discussion and Analysis for the year ended December 31, 2023 (the “Restated MD&A”).The Restated Financial Statements and Restated MD&A have been restated to: (a) correct a material error in the statement of cash flows by reclassifying proceeds from the sales of digital assets from cash flows from operations to cash flows from investing activities; and (b) correct errors identified in the Registrant’s accounting for the 2023 exercises of warrants issued in connection with a private placement financing in 2023, resulting in an increase in the share capital and net financial expenses. These matters are described in Note 3(e) to the Restated Financial Statements and in the Restated MD&A.As a result, by this Amendment No. 1, the Registrant is amending the Original Filing in order to restate Exhibits 99.2 and 99.3 thereto and to restate the sections of the Original Filing set forth below under “Additional Disclosure.” In addition, the Original Filing has been amended to include a currently dated consent of the Registrant’s Independent Registered Public Accounting Firm and currently dated certifications from our Chief Executive Officer and Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. The consents of the Registrant’s Independent Registered Public Accounting Firm and the certifications of its Chief Executive Officer and Chief Financial Officer are included in this Amendment No. 1 as Exhibits 99.4, 99.5, 99.6, 99.7 and 99.8, respectively.The Registrant’s management had previously identified and reported a material weakness related to controls over accounting for complex transactions in the Registrant’s internal control over financial reporting as at December 31, 2023 in its Original Filing. The errors described above also identify the same material weakness related to controls over accounting for complex transactions in the Registrant’s internal control over financial reporting as at December 31, 2023, which the Registrant’s management is still in the process of remediating in 2024. As a result of the material weakness, the Registrant’s management, under the supervision of the Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s internal control over financial reporting are not effective as at December 31, 2023. See “Internal Controls Over Financial Reporting” in the Restated MD&A and “Additional Disclosure,” below. As a result of the material weakness, management, under supervision of the Registrant’s Chief Executive Officer and Chief Financial Officer have also concluded that the Registrant’s disclosure controls and procedures are not effective as at December 31, 2023.Other than as expressly set forth above and under “Additional Disclosures” below, this Amendment No. 1 does not, and does not purport to, update or restate the information in the Original Filing, filed on March 7, 2024, or reflect any events that have occurred after the Original Filing was initially filed.Any consolidated financial statements and related financial information for the periods contained in the Restated Financial Statements and Restated MD&A contained in any reports filed furnished prior to the date hereof should no longer be relied upon.
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Bitfarms Ltd.
Entity Central Index Key	0001812477
Entity File Number	001-40370
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	110 Yonge Street
Entity Address, Address Line Two	Suite 1601
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 1T4
Entity Phone Fax Numbers [Line Items]
City Area Code	(647)
Local Phone Number	259-1790
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	BITF
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	334,153,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Entity Phone Fax Numbers [Line Items]
City Area Code	(800)
Local Phone Number	221-0102